Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

Opportunistic Credit Interval Fund

12/31/2025 (UNAUDITED)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (69.66%)(a)(h)
Communication Services (6.90%)
Neptune Bidco US Inc., First Lien Term Loan(b)	9.01%	3M SOFR + 5.00%, 0.50% Floor	04/11/2029	$2,600,124	$2,577,048
Neptune Bidco US Inc., First Lien Term Loan A(b)	8.76%	3M SOFR + 4.75%, 0.50% Floor	10/11/2028	2,457,172	2,430,512
Neptune Bidco US Inc., Second Lien Term Loan(b)	13.76%	3M SOFR + 9.75%, 0.75% Floor	10/11/2029	578,605	580,775
Next Flight Ventures, Delayed Draw Term Loan(b)(c)(d)	14.16%	3M SOFR + 10.00%	12/26/2026	287,341	277,406
Next Flight Ventures, First Lien Term Loan(b)(d)	13.95%	13.95% PIK	12/26/2026	1,276,135	1,238,107
Synamedia Americas Holdings, Inc., First Lien Term Loan(b)	9.67%	1M SOFR + 6.00%, 1.00% Floor	12/05/2028	3,329,296	3,329,296
					10,433,144
Consumer Discretionary (3.47%)
PMP OPCO, LLC, Delayed Draw Term Loan(b)(c)(e)	12.28%	6M SOFR + 8.50%, 2.00% Floor	05/31/2029	596,805	543,327
PMP OPCO, LLC, First Lien Term Loan(b)(e)	12.70%	6M SOFR + 8.50%, 2.00% Floor	05/31/2029	1,742,344	1,622,645
PMP OPCO, LLC, Revolver(b)(c)(e)	–%	6M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	(15,028)
Riddell Inc., First Lien Term Loan(b)(e)	9.74%	1M SOFR + 6.00%, 1.00% Floor	03/29/2029	846,031	846,031
Spinrite Inc., First Lien Term Loan(b)	11.26%	3M SOFR + 7.50%	12/05/2030	2,296,875	2,250,938
Spinrite Inc., Revolver(b)(c)	–%	3M SOFR + 7.50%	12/05/2030	–	–
					5,247,913
Consumer Staples (3.65%)
Florida Food Products, LLC, First Lien Term Loan A(b)	9.43%	3M SOFR + 5.50%, 2.00% Floor	10/15/2030	1,077,951	1,073,462
Florida Food Products, LLC, First Lien Term Loan B(b)	9.43%	3M SOFR + 5.50%, 2.00% Floor	10/15/2030	1,056,815	1,035,679
Florida Food Products, LLC, Second Lien Term Loan(b)(d)	9.05%	3M SOFR + 3.00%, 2.00% PIK, 1.00% Floor	10/15/2030	2,973,014	2,125,705
Global Integrated Flooring Systems Inc., First Lien Term Loan(b)(d)	12.72%	1M SOFR + 9.00%, 6.00% PIK	12/31/2026	1,229,665	907,739
Global Integrated Flooring Systems Inc., Revolver(b)(d)	12.99%	1M SOFR + 9.00%, 6.00% PIK	12/31/2026	12,625	9,320
Middle West Spirits, LLC, First Lien Term Loan(b)	10.11%	3M SOFR + 6.25%	04/23/2030	374,306	367,007
Middle West Spirits, LLC, Revolver(b)(c)	–%	3M SOFR + 6.25%	04/23/2030	–	(2,167)
					5,516,745
Financials (23.75%)
AIS Holdco, LLC, First Lien Term Loan(b)	9.67%	3M SOFR + 6.00%, 1.25% Floor	05/21/2029	2,077,700	2,058,377
AIS Holdco, LLC, Revolver(b)(c)	–%	3M SOFR + 6.00%, 1.25% Floor	05/21/2029	–	(930)
BetaNXT, Inc., First Lien Term Loan(b)	9.42%	3M SOFR + 5.75%	07/01/2029	4,633,683	4,496,619
Broadway Strategic Return Fund LP, Delayed Draw Term Loan(b) (c)(d)	–%	18.00% PIK	03/13/2029	1,999,550	1,991,155
Cor Leonis Limited, Revolver(b)(c)	10.92%	3M SOFR + 7.25%, 1.50% Floor	05/15/2028	6,346,216	6,346,217
Expert Experience Credit Motors, LLC, Revolver(b)(c)	14.18%	1M SOFR + 10.50%	03/29/2026	4,898,159	4,898,159
Lion FIV Debtco Limited, Revolver(b)	15.13%	3M SOFR + 11.00%	04/18/2026	1,221,513	1,215,406
PocketWatch, Inc., First Lien Term Loan(b)	14.99%	N/A	07/15/2027	880,800	880,800
Resolute Investment Managers Inc, First Lien Term Loan(b)	10.43%	3M SOFR + 6.50%, 1.00% Floor	10/30/2028	4,968,887	4,037,221
RHF VIII Holdings LLC, Revolver(b)	11.06%	3M SOFR + 7.13%, 2.50% Floor	07/02/2026	5,000,000	5,000,000
SPB C-2024, LLC, First Lien Term Loan(b)(d)	15.00%	15.00% PIK	12/16/2028	5,031,250	4,980,938
					35,903,962
Health Care (7.20%)
CCMG Buyer, LLC, First Lien Term Loan(b)	8.47%	1M SOFR + 4.75%, 1.00% Floor	05/08/2030	1,559,583	1,559,583
CCMG Buyer, LLC, Revolver(b)(c)	–%	1M SOFR + 4.75%, 1.00% Floor	05/08/2030	–	–
Dentive LLC, Delayed Draw Term Loan(b)	10.92%	3M SOFR + 3.00%, 4.25% PIK, 0.75% Floor	12/22/2028	1,792,204	1,713,885
Dentive LLC, First Lien Term Loan(b)	10.92%	3M SOFR + 3.00%, 4.25% PIK, 0.75% Floor	12/22/2028	243,546	232,903
IDC Infusion Services, Inc., Delayed Draw Term Loan(b)	10.35%	3M SOFR + 6.50%, 1.00% Floor	07/07/2028	131,948	132,449
IDC Infusion Services, Inc., First Lien Term Loan(b)	10.37%	3M SOFR + 6.50%, 1.00% Floor	07/07/2028	358,628	359,991
IDC Infusion Services, Second Amendment First Lien Term Loan(b)	9.87%	3M SOFR + 6.00%, 1.00% Floor	07/07/2028	3,456,250	3,430,328
PhyNet Dermatology LLC, First Lien Term Loan(b)	10.38%	6M SOFR + 6.50%, 1.00% Floor	10/20/2029	506,016	494,631
South Florida ENT Associates, Delayed Draw Term Loan(b)	9.02%	3M SOFR + 5.25%, 1.00% Floor	12/31/2028	136,362	136,362
South Florida ENT Associates, First Lien Term Loan(b)	9.02%	3M SOFR + 5.25%, 1.00% Floor	12/31/2028	385,256	385,256
USN Opco, LLC, First Lien Term Loan(b)	9.74%	3M SOFR + 5.75%, 1.00% Floor	12/21/2026	2,456,250	2,456,250
					10,901,638

Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (69.66%)(a)(h)
Industrials (5.42%)
Marvel APS, Delayed Draw Term Loan(b)(d)(f)	10.00%	10.00% PIK	12/21/2027	$3,719,051	$5,020,972
Material Handling Systems, Inc., First Lien Term Loan(b)	9.36%	3M SOFR + 5.50%, 0.50% Floor	06/08/2029	1,547,943	1,007,130
Tactical Air Support, Inc., Delayed Draw Term Loan(b)(c)	11.59%	3M SOFR + 7.50%, 1.00% Floor	12/22/2028	267,857	270,295
Tactical Air Support, Inc., First Lien Term Loan(b)	11.51%	3M SOFR + 7.50%, 1.00% Floor	12/22/2028	1,907,144	1,890,933
					8,189,330
Information Technology (19.27%)
DCert Buyer, Inc., First Amendment Term Loan Refinancing, Second Lien Term Loan(b)	10.72%	1M SOFR + 7.00%	02/16/2029	3,532,961	3,197,347
HDC / HW Intermediate Holdings, LLC, First Lien Term Loan A(b)(d)	9.01%	3M SOFR + 1.00%, 2.50% PIK, 5.25% Floor	06/21/2026	1,009,600	588,092
HDC / HW Intermediate Holdings, LLC, First Lien Term Loan B(b)(d)(g)	–%	3M SOFR + 1.00%, 2.50% PIK, 5.25% Floor	06/21/2026	662,559	–
Help Systems Holdings, Inc., First Lien Term Loan(b)	9.97%	3M SOFR + 6.00%, 2.00% Floor	05/19/2029	1,825,074	1,657,970
Ivanti Security Holdings LLC, NewCo First Lien Term Loan(b)	9.64%	3M SOFR + 5.75%, 2.00% Floor	06/01/2029	179,973	186,236
Ivanti Software, Inc., First Lien Term Loan(b)	8.64%	3M SOFR + 4.75%, 0.75% Floor	06/01/2029	2,485,922	2,078,081
Kofax, Inc., First Lien Term Loan(b)	9.19%	3M SOFR + 5.25%, 0.50% Floor	07/20/2029	2,536,165	2,194,582
Morae Global Corporation, Delayed Draw Term Loan(b)(c)	–%	3M SOFR + 8.00%, 2.00% Floor	10/31/2028	–	55,988
Morae Global Corporation, First Lien Term Loan(b)	12.01%	3M SOFR + 8.00%, 2.00% Floor	10/31/2028	1,242,274	1,226,746
Morae Global Corporation, First Lien Term Loan B(b)	12.02%	3M SOFR + 8.00%, 2.00% Floor	10/31/2028	1,677,381	1,656,414
Morae Global Corporation, Revolver(b)(c)	12.04%	3M SOFR + 8.00%, 2.00% Floor	10/31/2028	100,000	98,438
PEAK Technology Partners, Inc., First Lien Term Loan(b)	8.97%	1M SOFR + 5.25%, 1.00% Floor	07/22/2027	607,493	602,998
Riskonnect Parent LLC, Delayed Draw Term Loan(b)(c)	–%	3M SOFR + 4.75%, 0.75% Floor	12/07/2028	–	50,000
Riskonnect Parent LLC, First Lien Term Loan(b)	8.62%	3M SOFR + 4.75%, 0.75% Floor	12/07/2028	1,203,521	1,203,521
SI Tickets, Inc. and Events BSB Company, LLC, First Lien Term Loan(b)	12.50%	1M SOFR + 5.75%, 2.50 PIK, 4.25% Floor	08/25/2028	4,000,000	3,920,000
Tank Holding Corp., First Lien Term Loan(b)	9.57%	1M SOFR + 5.75%, 0.75% Floor	03/31/2028	1,810,724	1,671,524
Tank Holding Corp., Revolver(b)(c)	–%	1M SOFR + 5.75%, 0.75% Floor	03/31/2028	–	(526)
Taoglas Group Holdings Limited, First Lien Term Loan(b)	10.92%	3M SOFR + 7.25%, 1.00% Floor	02/28/2029	305,368	302,070
Taoglas Group Holdings Limited, Revolver(b)(c)	11.03%	3M SOFR + 7.25%, 1.00% Floor	02/28/2029	81,348	80,419
VTX Intermediate Holdings, Inc., First Lien Term Loan(b)(d)	10.98%	1M SOFR + 6.00%, 1.00% PIK, 2.00% Floor	12/12/2029	3,083,248	3,044,708
VTX Intermediate Holdings, Inc., Second Lien Term Loan(b)(d)	12.50%	12.50% PIK	12/12/2030	5,468,686	5,318,297
					29,132,905
TOTAL BANK LOANS
(Cost $105,746,517)					105,325,637

CORPORATE BONDS (5.98%)(a)(h)
Financials (5.98%)
EJF CRT 2024-R1 LLC, Class R1(b)	11.52%	1M CMTR + 7.75%, 7.75% Floor	12/17/2055	6,041,166	6,041,166
EJF CRT 2025-1 LLC(b)	13.50%	PRIME + 6.50%	06/25/2030	3,000,000	3,000,000
					9,041,166
TOTAL CORPORATE BONDS
(Cost $9,041,166)					9,041,166

ASSET-BACKED SECURITIES (0.20%)(a)(h)
Financials (0.20%)
Mount Logan Funding 2018-1 LP, Class SUBR(b)(e)	22.14%	N/A	01/22/2033	479,858	299,575
TOTAL ASSET-BACKED SECURITIES
(Cost $487,650)					299,575

EQUIPMENT FINANCING (0.95%)(a)(h)
Financials (0.95%)
White Oak Equipment Finance 1, LLC(b)(h)(i)	10.75%	N/A	01/01/2027	1,442,862	1,442,862
TOTAL EQUIPMENT FINANCING
(Cost $1,442,862)					1,442,862

Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal/Shares	Value
PREFERRED STOCK (21.21%)(a)
Communication Services (6.38%)
Highmount DP SPV, LLC, Class A, Preferred(b)(c)(i)(j)				3,571,429	$4,642,858
Invisible Narratives, LLC(b)(j)				14,556,040	5,000,000
					9,642,858
Consumer Discretionary (9.53%)
EBSC Holdings LLC (Riddell, Inc.), Preferred(b)(d)(e)(h)	10.00% PIK	N/A		5,943,825	6,686,803
Princeton Medspa Partners, LLC, Preferred(b)(d)(e)(h)(i)	12.50% PIK	N/A		4,210,404	2,366,549
S3 AHL LP(b)(j)				5,000,000	5,350,000
					14,403,352
Consumer Staples (2.49%)
Middle West Spirits, LLC, Preferred(b)(d)(h)	10.00% PIK	N/A		3,274,375	3,757,346
Health Care (2.81%)
Epilog Partners SPV III, LLC, Preferred(b)(c)(i)(j)				3,557,727	4,269,272
TOTAL PREFERRED STOCK
(Cost $30,523,131)					32,072,828

COMMON EQUITY (6.29%)(a)

	Shares	Value
Communication Services (0.02%)
Next Flight Ventures(b)(j)	23	25,642
NFV Co-Pilot, Inc.(b)(j)	114	8,311
		33,953
Consumer Discretionary (0.05%)
IFRG Investor III, L.P.(b)(j)	1,281,011	76,861
Consumer Staples (3.50%)
Cooper OH Originations, LLC SPV(b)(i)(j)	40,000	5,076,800
Middle West Spirits, LLC, Common Stock(b)(j)	318	204,288
		5,281,088
Diversified (1.31%)
BCP Investment Corporation(e)	3,986	47,154
Franklin BSP Capital Corp	140,874	1,926,870
		1,974,024
Financials (1.40%)
TRMEF Basis II LLC(b)(i)(j)	2,003,029	2,123,210
Information Technology (0.01%)
HDC / HW Intermediate Holdings, LLC(b)(j)	24,803	–
VTX Holdings, LLC(b)(j)	2,486,597	17,993
		17,993
Real Estate (–%)
Rebound Investment LP(b)(c)	–	–
TOTAL COMMON EQUITY
(Cost $8,978,535)		9,507,129

WARRANTS (0.13%)(a)
Consumer Discretionary (0.02%)
Princeton Medspa Partners, LLC, Warrants(b)(e)(i)	0.09	35,853
Information Technology (0.11%)
Morae Global Corporation, Warrants(b)	582	166,645
TOTAL WARRANTS
(Cost $130,333)		202,498

Value
PRIVATE INVESTMENT FUNDS (2.07%)(a)
Treville Capital Solutions Fund A LP(k)	3,122,886
TOTAL PRIVATE INVESTMENT FUNDS
(Cost $2,216,670)	3,122,886

Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
JOINT VENTURE (3.64%)(a)
Diversified (3.64%)
Series B - Great Lakes Funding II LLC(c)(e)(k)(l)	5,853,866	$5,508,933
TOTAL JOINT VENTURE
(Cost $5,853,866)		5,508,933

	Number of Contracts	Value
DERIVATIVES (–%)(a)
Consumer Discretionary (-%)
Princeton Medspa Partners, LLC, Put Option(b)(e)(i)	3,500,000	–
Health Care (-%)
Epilog Partners SPV III, LLC, Put Option(b)(i)	3,500,000	–
TOTAL DERIVATIVES
(Cost $–)		–

INVESTMENTS, AT VALUE (110.13%)
(COST $164,420,730)		$166,523,514
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.13%)		(15,329,031)
NET ASSETS - (100.00%)		$151,194,483

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

PIK - Payment in-Kind

Reference Rates:

1M SOFR - 1 Month US SOFR as of December 31, 2025 was 3.69%

3M SOFR - 3 Month US SOFR as of December 31, 2025 was 3.65%

6M SOFR - 6 Month US SOFR as of December 31, 2025 was 3.57%

1M CMTR - 1 Month Constant Maturity Treasury Rate was 3.69%

PRIME - US Prime Rate as of December 31, 2025 was 6.75%

(a)	These investments are pledged to secure the Fund’s debt obligations.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(c)	All or a portion of this commitment was unfunded as of December 31, 2025.
(d)	Payment in kind security which may pay interest in additional par.
(e)	Affiliate company.
(f)	Principal balance denominated in euros.
(g)	Non-accrual investment.
(h)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Investment is held through SOFIX Master Blocker, LLC, wholly-owned subsidiary.
(j)	Non-income producing security.
(k)	Restricted security.
(l)	During the three-month period ended December 31, 2025, the Fund invested $443,467 in Series B – Great Lakes Funding II LLC units, received a return of capital distribution of $-, and reported change in unrealized depreciation of $87,224. Additionally, Series B – Great Lakes Funding II LLC declared distributions of $101,603 during the three-month period ended December 31, 2025.

Securities determined to be restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchases	Security	Cost	Value	% of Net Assets
08/05/2025 - 12/31/2025	Series B - Great Lakes Funding II LLC	$5,853,866	$5,508,933	3.64%
05/14/2025 - 06/30/2025	Treville Capital Solutions Fund A LP	2,216,669	3,122,886	2.07%
	Total	$8,070,535	$8,631,819	5.71%

Additional information on investments in private investment funds and unfunded commitments:

Security	Value	Redemption Frequency	Redemption Notice(Days)	Unfunded Commitments as of December 31, 2025
Series B - Great Lakes Funding II LLC	$5,508,933	N/A	N/A	$1,849,493
Treville Capital Solutions Fund A LP	3,122,886	N/A	N/A	–
Total	$8,631,819			$1,849,493

Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

			Unfunded
			Commitments as of
Security	Value	Maturity	December 31, 2025
Unfunded Commitments:
AIS Holdco, LLC, Revolver	$(930)	05/21/2029	$100,000
Broadway Strategic Return Fund LP, Delayed Draw Term Loan	1,991,155	03/13/2029	2,800,000
CCMG Buyer, LLC, Revolver	–	05/08/2030	250,000
Cor Leonis Limited, Revolver	6,346,217	05/15/2028	653,783
Epilog Partners SPV III, LLC, Preferred	4,269,272	N/A	222,273
Expert Experience Credit Motors, LLC, Revolver	4,898,159	03/29/2026	351,841
Highmount DP SPV, LLC, Class A, Preferred	4,642,858	N/A	1,428,571
Middle West Spirits, LLC, Revolver	(2,167)	04/23/2030	111,111
Morae Global Corporation, Delayed Draw Term Loan	55,988	10/31/2028	1,285,714
Morae Global Corporation, Revolver	98,438	10/31/2028	25,000
Next Flight Ventures, Delayed Draw Term Loan	277,406	12/26/2026	69,300
PMP OPCO, LLC, Delayed Draw Term Loan	543,327	05/31/2029	212,570
PMP OPCO, LLC, Revolver	(15,028)	05/31/2029	218,750
Rebound Investment LP	–	N/A	3,000,000
Riskonnect Parent LLC, Delayed Draw Term Loan	50,000	12/07/2028	5,000,000
Spinrite Inc., Revolver	–	12/05/2030	328,125
Tactical Air Support, Inc., Delayed Draw Term Loan	270,295	12/22/2028	285,714
Tank Holding Corp., Revolver	(526)	03/31/2028	6,848
Taoglas Group Holdings Limited, Revolver	80,419	02/28/2029	4,648
Total	$23,504,883		$16,354,248
Total Unfunded Commitments			$18,203,741